NestYield Visionary ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 86.7%	Shares	Value
Health Care - 2.4%
Eli Lilly & Co.(a)	1,718	$1,987,262

Industrial Products - 14.7%
Bloom Energy Corp. - Class A(a)(b)	29,837	6,155,373
GE Vernova, Inc.	2,339	2,101,662
Vertiv Holdings Co. - Class A(a)	14,005	3,623,373
		11,880,408

Media - 4.1%
Alphabet, Inc. - Class A(a)	9,729	3,301,536

Software & Tech Services - 1.9%
CoreWeave, Inc. - Class A(a)(b)	18,637	1,582,095

Tech Hardware & Semiconductors - 60.1%(c)
Advanced Micro Devices, Inc.(a)(b)	6,815	3,207,957
Astera Labs, Inc.(a)(b)	8,811	2,616,691
Celestica, Inc.(b)	6,925	2,073,345
Ciena Corp.(b)	5,421	2,075,159
Coherent Corp.(b)	9,892	2,748,294
Credo Technology Group Holding Ltd.(a)(b)	3,555	804,105
Lumentum Holdings, Inc.(b)	8,823	8,070,928
Micron Technology, Inc.(a)	3,284	3,148,469
Sandisk Corp.(b)	1,929	3,022,164
Seagate Technology Holdings PLC(a)	11,046	9,150,286
SK Hynix, Inc., ADR	26,227	4,316,440
Teradyne, Inc.(a)	6,306	2,206,028
Western Digital Corp.	11,566	5,211,061
		48,650,927

Utilities - 3.5%
Vistra Corp.(a)	20,518	2,818,558

TOTAL COMMON STOCKS (Cost $63,660,292)		70,220,786

PURCHASED OPTIONS - 0.2%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.2%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $520.00	$14,121,600	300	13,500
Astera Labs, Inc., Expiration: 9/4/2026; Exercise Price: $350.00	7,424,500	250	13,750
Cisco Systems, Inc., Expiration: 9/11/2026; Exercise Price: $118.00	11,049,000	1,000	27,000
Coherent Corp., Expiration: 9/11/2026; Exercise Price: $360.00	9,029,475	325	9,750
Credo Technology Group Holding Ltd., Expiration: 9/4/2026; Exercise Price: $237.50	180,952	8	6,840
Walmart, Inc., Expiration: 9/18/2026; Exercise Price: $105.00	5,243,500	500	101,500
Total Call Options			172,340

TOTAL PURCHASED OPTIONS (Cost $2,961,129)			172,340

SHORT-TERM INVESTMENTS - 11.2%
Money Market Funds - 11.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)	9,033,641	9,033,641

TOTAL SHORT-TERM INVESTMENTS (Cost $9,033,641)		9,033,641

TOTAL INVESTMENTS - 98.1% (Cost $75,655,062)		$79,426,767
Other Assets in Excess of Liabilities - 1.9%		1,509,199
TOTAL NET ASSETS - 100.0%		$80,935,966

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $25,512,080.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

NestYield Visionary ETF
Schedule of Written Options Contracts
August 31, 2026 (Unaudited)
WRITTEN OPTIONS - (0.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $535.00	$(14,121,600)	(300)	$(6,300)
Astera Labs, Inc., Expiration: 9/4/2026; Exercise Price: $365.00	(7,424,500)	(250)	(12,500)
Cisco Systems, Inc., Expiration: 9/11/2026; Exercise Price: $123.00	(11,049,000)	(1,000)	(8,500)
Coherent Corp., Expiration: 9/11/2026; Exercise Price: $370.00	(9,029,475)	(325)	(22,750)
Credo Technology Group Holding Ltd., Expiration: 9/4/2026; Exercise Price: $192.50	(180,952)	(8)	(28,200)
Walmart, Inc., Expiration: 9/18/2026; Exercise Price: $110.00	(5,243,500)	(500)	(23,500)
Total Call Options			(101,750)

TOTAL WRITTEN OPTIONS (Premiums received $2,420,484)			$(101,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.